Note 4 - Accounts Receivable - Components of Accounts Receivable (Details)		Dec. 31, 2019 USD ($)	Dec. 31, 2019 SDG ( )	Dec. 31, 2018 USD ($)	Dec. 31, 2018 SDG ( )	Dec. 31, 2017 USD ($)	Dec. 31, 2017 SDG ( )
Statement Line Items [Line Items]
Product sales				$ 713,744	273,815	$ 493,925
Loss allowance	[1]			(40,615)
Current trade receivables				$ 946,944		$ 493,925

[1]	The Company applies IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss allowance for trade receivables.